UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-04318

The American Funds Income Series
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: November 30, 2011

Courtney R. Taylor
The American Funds Income Series
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

U.S. Government Securities FundSM
Investment portfolio

November 30, 2011
unaudited

Bonds & notes — 93.09%	Principal amount (000)	Value (000)

MORTGAGE-BACKED OBLIGATIONS — 55.05%
Federal agency mortgage-backed obligations1 — 55.05%
Fannie Mae 3.418% 2017	$4,157	$4,393
Fannie Mae 10.50% 2018	702	821
Fannie Mae 6.00% 2021	147	159
Fannie Mae 5.50% 2023	16,945	18,395
Fannie Mae 4.00% 2024	11,250	11,818
Fannie Mae 6.00% 2024	1,656	1,828
Fannie Mae 3.50% 2025	17,554	18,263
Fannie Mae 3.50% 2025	16,461	17,125
Fannie Mae 3.50% 2025	7,223	7,509
Fannie Mae 3.50% 2025	6,725	6,996
Fannie Mae 3.50% 2025	4,923	5,121
Fannie Mae 3.50% 2025	3,731	3,882
Fannie Mae 3.50% 2025	3,693	3,842
Fannie Mae 3.50% 2025	3,500	3,641
Fannie Mae 3.50% 2025	2,199	2,287
Fannie Mae 3.50% 2025	1,762	1,834
Fannie Mae 3.50% 2025	1,568	1,631
Fannie Mae 3.50% 2025	1,262	1,313
Fannie Mae 3.50% 2025	899	935
Fannie Mae 3.50% 2025	836	869
Fannie Mae 3.50% 2025	821	854
Fannie Mae 3.50% 2025	721	750
Fannie Mae 3.50% 2025	488	508
Fannie Mae 3.50% 2025	270	281
Fannie Mae 3.50% 2025	55	57
Fannie Mae 10.782% 20252	1,472	1,712
Fannie Mae 3.00% 2026	418,442	428,445
Fannie Mae 3.50% 2026	14,792	15,379
Fannie Mae 3.50% 2026	3,872	4,025
Fannie Mae 4.50% 2026	7,240	7,698
Fannie Mae 6.00% 2026	94	104
Fannie Mae 3.00% 2027	38,250	39,057
Fannie Mae 6.50% 2027	3,338	3,719
Fannie Mae 6.50% 2027	2,968	3,306
Fannie Mae 5.00% 2028	3,169	3,418
Fannie Mae 6.00% 2028	4,396	4,824
Fannie Mae 6.00% 2028	2,614	2,869
Fannie Mae 6.00% 2028	937	1,028
Fannie Mae 4.00% 2029	12,615	13,224
Fannie Mae 8.00% 2031	1,553	1,765
Fannie Mae 2.324% 20332	1,101	1,162
Fannie Mae 5.50% 2033	6,054	6,593
Fannie Mae 2.50% 20352	852	900
Fannie Mae 5.00% 2035	29,949	32,234
Fannie Mae 5.445% 20362	1,885	2,009
Fannie Mae 5.50% 2036	127	138
Fannie Mae 5.531% 20362	3,417	3,643
Fannie Mae 6.00% 2036	4,232	4,652
Fannie Mae 5.32% 20372	3,009	3,207
Fannie Mae 5.488% 20372	1,062	1,132
Fannie Mae 5.50% 2037	10,553	11,471
Fannie Mae 5.50% 2037	6,979	7,585
Fannie Mae 6.00% 2037	4,076	4,474
Fannie Mae 6.00% 2037	2,518	2,764
Fannie Mae 6.00% 2037	778	856
Fannie Mae 6.00% 2037	579	636
Fannie Mae 6.00% 2037	550	605
Fannie Mae 6.50% 2037	3,340	3,703
Fannie Mae 6.50% 2037	2,344	2,609
Fannie Mae 6.50% 2037	2,059	2,251
Fannie Mae 6.50% 2037	1,883	2,058
Fannie Mae 6.50% 2037	782	855
Fannie Mae 7.00% 2037	2,740	3,011
Fannie Mae 7.00% 2037	2,416	2,654
Fannie Mae 7.00% 2037	1,173	1,289
Fannie Mae 7.00% 2037	84	93
Fannie Mae 7.50% 2037	270	302
Fannie Mae 5.488% 20382	5,290	5,639
Fannie Mae 5.50% 2038	31,516	34,249
Fannie Mae 5.50% 2038	10,268	11,159
Fannie Mae 5.50% 2038	9,635	10,470
Fannie Mae 5.50% 2038	6,983	7,591
Fannie Mae 5.50% 2038	6,315	6,863
Fannie Mae 6.00% 2038	65,609	72,018
Fannie Mae 6.00% 2038	62,231	68,534
Fannie Mae 6.00% 2038	48,777	53,541
Fannie Mae 6.00% 2038	6,417	7,041
Fannie Mae 6.00% 2038	3,914	4,296
Fannie Mae 6.00% 2038	3,794	4,159
Fannie Mae 6.00% 2038	2,196	2,411
Fannie Mae 6.00% 2038	2,104	2,290
Fannie Mae 6.00% 2038	2,044	2,243
Fannie Mae 6.00% 2038	1,239	1,360
Fannie Mae 6.50% 2038	5,696	6,298
Fannie Mae 7.00% 2038	4,037	4,436
Fannie Mae 6.00% 2039	92,045	101,036
Fannie Mae 6.00% 2039	4,717	5,175
Fannie Mae 4.00% 2040	22,838	23,808
Fannie Mae 4.00% 2040	22,309	23,257
Fannie Mae 4.00% 2040	18,770	19,568
Fannie Mae 4.00% 2040	9,679	10,091
Fannie Mae 4.00% 2040	9,370	9,768
Fannie Mae 4.00% 2040	8,302	8,692
Fannie Mae 4.50% 2040	19,382	20,512
Fannie Mae 4.50% 2040	8,623	9,224
Fannie Mae 4.50% 2040	8,278	8,855
Fannie Mae 4.50% 2040	7,924	8,386
Fannie Mae 4.50% 2040	6,724	7,193
Fannie Mae 4.50% 2040	2,468	2,640
Fannie Mae 4.50% 2040	2,363	2,528
Fannie Mae 4.50% 2040	1,793	1,898
Fannie Mae 4.50% 2040	749	801
Fannie Mae 4.50% 2040	516	552
Fannie Mae 5.00% 2040	44,053	47,413
Fannie Mae 5.00% 2040	1,910	2,076
Fannie Mae 5.00% 2040	1,815	1,979
Fannie Mae 6.00% 2040	2,011	2,211
Fannie Mae 6.00% 2040	823	904
Fannie Mae 3.284% 20412	11,821	12,316
Fannie Mae 3.50% 2041	197,755	201,525
Fannie Mae 3.50% 2041	26,482	27,041
Fannie Mae 4.00% 2041	59,865	62,680
Fannie Mae 4.00% 2041	57,079	59,505
Fannie Mae 4.00% 2041	43,317	45,158
Fannie Mae 4.00% 2041	32,480	33,825
Fannie Mae 4.00% 2041	29,935	31,207
Fannie Mae 4.00% 2041	28,609	29,825
Fannie Mae 4.00% 2041	20,706	21,602
Fannie Mae 4.00% 2041	16,672	17,381
Fannie Mae 4.00% 2041	8,377	8,733
Fannie Mae 4.00% 2041	4,517	4,729
Fannie Mae 4.00% 2041	4,500	4,712
Fannie Mae 4.00% 2041	2,908	3,045
Fannie Mae 4.50% 2041	112,570	119,008
Fannie Mae 4.50% 2041	84,685	89,623
Fannie Mae 4.50% 2041	79,426	84,056
Fannie Mae 4.50% 2041	59,977	63,474
Fannie Mae 4.50% 2041	52,941	56,027
Fannie Mae 4.50% 2041	45,072	48,214
Fannie Mae 4.50% 2041	35,330	37,390
Fannie Mae 4.50% 2041	22,078	23,365
Fannie Mae 4.50% 2041	21,601	22,860
Fannie Mae 4.50% 2041	21,276	22,756
Fannie Mae 4.50% 2041	12,824	13,717
Fannie Mae 4.50% 2041	12,701	13,620
Fannie Mae 4.50% 2041	9,409	10,065
Fannie Mae 4.50% 2041	7,992	8,548
Fannie Mae 4.50% 2041	6,836	7,312
Fannie Mae 4.50% 2041	6,692	7,185
Fannie Mae 4.50% 2041	6,672	7,061
Fannie Mae 4.50% 2041	3,213	3,437
Fannie Mae 4.50% 2041	2,934	3,105
Fannie Mae 4.50% 2041	1,771	1,895
Fannie Mae 4.50% 2041	1,231	1,316
Fannie Mae 5.00% 2041	94,037	101,075
Fannie Mae 5.00% 2041	33,641	36,457
Fannie Mae 5.00% 2041	4,597	5,031
Fannie Mae 5.00% 2041	3,932	4,280
Fannie Mae 5.00% 2041	3,145	3,442
Fannie Mae 5.00% 2041	2,008	2,197
Fannie Mae 5.00% 2041	1,994	2,170
Fannie Mae 5.00% 2041	1,991	2,167
Fannie Mae 5.00% 2041	1,957	2,129
Fannie Mae 5.00% 2041	1,492	1,625
Fannie Mae 5.00% 2041	1,473	1,604
Fannie Mae 5.00% 2041	1,285	1,406
Fannie Mae 5.00% 2041	1,260	1,379
Fannie Mae 5.00% 2041	1,178	1,282
Fannie Mae 5.00% 2041	1,110	1,208
Fannie Mae 5.00% 2041	1,015	1,111
Fannie Mae 5.00% 2041	933	1,015
Fannie Mae 6.00% 2041	11,600	12,717
Fannie Mae 6.50% 2041	3,120	3,450
Fannie Mae 6.56% 20472	321	347
Fannie Mae 6.582% 20472	2,291	2,496
Fannie Mae, Series 2003-T1, Class B, 4.491% 2012	27,750	28,733
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	1,223	1,257
Fannie Mae, Series 2001-4, Class NA, 11.53% 20252	711	785
Fannie Mae, Series 2001-25, Class ZA, 6.50% 2031	699	790
Fannie Mae, Series 2001-20, Class E, 9.615% 20312	39	44
Fannie Mae, Series 2003-M2, Class D, 4.68% 20332	10,349	11,000
Fannie Mae, Series 2005-29, Class AK, 4.50% 2035	6,398	6,747
Fannie Mae, Series 2005-68, Class PG, 5.50% 2035	10,842	12,167
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036	3,758	3,371
Fannie Mae, Series 2006-83, Class AO, principal only, 0% 2036	3,187	2,841
Fannie Mae, Series 2006-65, Class PF, 0.537% 20362	4,185	4,170
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036	691	780
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037	4,535	4,996
Fannie Mae, Series 2007-40, Class PT, 5.50% 2037	2,987	3,350
Fannie Mae, Series 1999-T2, Class A-1, 7.50% 20392	631	712
Freddie Mac 4.50% 2024	3,274	3,465
Freddie Mac 10.00% 2025	603	703
Freddie Mac 6.00% 2026	3,528	3,863
Freddie Mac 6.00% 2027	7,468	8,178
Freddie Mac 2.476% 20352	3,871	4,082
Freddie Mac 5.849% 20362	6,348	6,830
Freddie Mac 5.926% 20372	586	613
Freddie Mac 6.50% 2037	1,691	1,844
Freddie Mac 6.50% 2037	424	463
Freddie Mac 4.807% 20382	2,468	2,643
Freddie Mac 5.50% 2038	141,969	153,399
Freddie Mac 5.50% 2038	42,683	46,120
Freddie Mac 5.50% 2038	23,556	25,453
Freddie Mac 5.50% 2038	5,306	5,742
Freddie Mac 5.50% 2038	1,923	2,090
Freddie Mac 6.00% 2038	18,474	20,314
Freddie Mac 6.00% 2038	4,800	5,282
Freddie Mac 5.50% 2039	66,321	71,681
Freddie Mac 3.168% 20402	3,417	3,566
Freddie Mac 3.248% 20412	10,498	10,937
Freddie Mac 3.40% 20412	13,721	14,285
Freddie Mac 4.50% 2041	6,264	6,673
Freddie Mac 4.50% 2041	4,430	4,720
Freddie Mac 4.50% 2041	2,462	2,623
Freddie Mac 5.00% 2041	10,625	11,562
Freddie Mac 5.50% 2041	101,425	109,460
Freddie Mac 6.00% 2041	10,000	10,923
Freddie Mac, Series K003, Class A2, 3.607% 2014	6,125	6,376
Freddie Mac, Series 2356, Class GD, 6.00% 2016	1,654	1,776
Freddie Mac, Series K701, Class A2, 3.882% 20172	3,350	3,659
Freddie Mac, Series K704, Class A2, 2.412% 2018	3,225	3,247
Freddie Mac, Series K015, Class A1, 2.257% 2020	3,650	3,713
Freddie Mac, Series K009, Class A1, 2.757% 2020	1,931	2,011
Freddie Mac, Series K014, Class A1, 2.788% 2020	4,083	4,246
Freddie Mac, Series K013, Class A1, 2.902% 2020	4,174	4,399
Freddie Mac, Series K010, Class A1, 3.32% 20202	3,698	3,936
Freddie Mac, Series K011, Class A2, 4.084% 2020	4,200	4,569
Freddie Mac, Series 2289, Class NA, 11.616% 20202	358	403
Freddie Mac, Series 2289, Class NB, 10.967% 20222	105	115
Freddie Mac, Series 1567, Class A, 0.65% 20232	34	34
Freddie Mac, Series 2626, Class NG, 3.50% 2023	568	583
Freddie Mac, Series 1617, Class PM, 6.50% 2023	845	937
Freddie Mac, Series 2153, Class GG, 6.00% 2029	1,548	1,738
Freddie Mac, Series 3061, Class PN, 5.50% 2035	2,592	2,906
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036	5,957	5,148
Freddie Mac, Series 3146, Class PO, principal only, 0% 2036	2,919	2,589
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036	1,746	1,573
Freddie Mac, Series 3156, Class PF, 0.498% 20362	7,074	7,036
Freddie Mac, Series 3257, Class PA, 5.50% 2036	3,520	3,838
Freddie Mac, Series 3233, Class PA, 6.00% 2036	4,200	4,693
Freddie Mac, Series 3272, Class PA, 6.00% 2037	5,189	5,726
Government National Mortgage Assn. 10.00% 2019	398	463
Government National Mortgage Assn. 10.00% 2021	170	201
Government National Mortgage Assn. 3.50% 2025	11,433	12,084
Government National Mortgage Assn. 3.50% 2025	2,290	2,425
Government National Mortgage Assn. 3.50% 2025	824	873
Government National Mortgage Assn. 3.00% 2026	32,250	33,707
Government National Mortgage Assn. 6.00% 2033	1,314	1,484
Government National Mortgage Assn. 5.50% 2034	2,452	2,754
Government National Mortgage Assn. 6.00% 2034	1,615	1,825
Government National Mortgage Assn. 5.50% 2035	3,392	3,810
Government National Mortgage Assn. 6.00% 2035	1,740	1,965
Government National Mortgage Assn. 6.00% 2036	2,020	2,280
Government National Mortgage Assn. 6.00% 2037	3,343	3,771
Government National Mortgage Assn. 5.50% 2038	3,728	4,168
Government National Mortgage Assn. 6.00% 2038	3,172	3,575
Government National Mortgage Assn. 6.00% 2038	1,959	2,203
Government National Mortgage Assn. 6.50% 2038	2,308	2,609
Government National Mortgage Assn. 6.50% 2038	1,159	1,310
Government National Mortgage Assn. 3.50% 20392	7,703	8,110
Government National Mortgage Assn. 4.00% 2039	3,978	4,248
Government National Mortgage Assn. 4.50% 2039	13,399	14,573
Government National Mortgage Assn. 4.50% 2039	7,206	7,842
Government National Mortgage Assn. 5.00% 2039	8,405	9,263
Government National Mortgage Assn. 5.50% 2039	2,336	2,609
Government National Mortgage Assn. 5.50% 2039	1,356	1,515
Government National Mortgage Assn. 6.00% 2039	3,656	4,112
Government National Mortgage Assn. 6.00% 2039	2,730	3,071
Government National Mortgage Assn. 4.50% 2040	15,774	17,166
Government National Mortgage Assn. 4.50% 2040	4,800	5,217
Government National Mortgage Assn. 4.50% 2040	4,486	4,876
Government National Mortgage Assn. 5.00% 2040	17,131	18,906
Government National Mortgage Assn. 5.00% 2040	5,145	5,671
Government National Mortgage Assn. 5.00% 2040	2,288	2,521
Government National Mortgage Assn. 5.00% 2040	1,652	1,825
Government National Mortgage Assn. 5.00% 2040	1,485	1,639
Government National Mortgage Assn. 3.50% 2041	8,478	8,775
Government National Mortgage Assn. 3.50% 2041	5,171	5,367
Government National Mortgage Assn. 4.00% 2041	5,891	6,291
Government National Mortgage Assn. 4.00% 2041	4,957	5,294
Government National Mortgage Assn. 4.00% 2041	310	331
Government National Mortgage Assn. 5.922% 2058	16,247	17,878
Government National Mortgage Assn. 6.172% 2058	615	662
Government National Mortgage Assn. 6.22% 2058	7,890	8,564
Government National Mortgage Assn., Series 2004-19, 5.00% 2031	6,451	6,566
Government National Mortgage Assn., Series 2003-116, Class JD, 5.00% 2032	10,000	10,763
Government National Mortgage Assn., Series 2003-46, 5.00% 2033	10,000	11,224
Government National Mortgage Assn., Series 2003, 6.116% 2058	4,200	4,637
Vendee Mortgage Trust, Series 2008-1, Class GD, 5.25% 2032	25,805	29,052
Vendee Mortgage Trust, Series 2011-2, Class DA, 3.75% 2033	19,902	21,049
Vendee Mortgage Trust, Series 2010-1, Class DA, 4.25% 2035	7,767	8,455
FDIC Structured Sale Guaranteed Notes, Series 2010-L2A, Class A, 3.00% 20193	12,730	12,830
FDIC Structured Sale Guaranteed Notes, Series 2010-S1, Class 1-A, 0.789% 20482,3	1,833	1,834
National Credit Union Administration, Series 2011-M1, Class A1, 0.268% 20132	2,431	2,426
National Credit Union Administration, Series 2010-R2, Class 1A, 0.615% 20172	1,259	1,258
National Credit Union Administration, Series 2011-R3, Class 1A, 0.648% 20202	2,429	2,430
National Credit Union Administration, Series 2011-R1, Class 1A, 0.695% 20202	1,299	1,301
		3,823,808

Total mortgage-backed obligations		3,823,808

U.S. TREASURY BONDS & NOTES — 29.04%
U.S. Treasury 0.625% 2012	10,000	10,036
U.S. Treasury 0.625% 2012	8,225	8,266
U.S. Treasury 1.00% 2012	57,250	57,478
U.S. Treasury 1.375% 2012	84,475	85,458
U.S. Treasury 4.875% 2012	91,000	91,915
U.S. Treasury 4.875% 2012	2,200	2,261
U.S. Treasury 0.50% 2013	13,900	13,960
U.S. Treasury 1.125% 2013	50,290	50,986
U.S. Treasury 3.125% 2013	26,500	27,830
U.S. Treasury 2.00% 20144	4,304	4,588
U.S. Treasury 2.375% 2014	33,750	35,637
U.S. Treasury 2.625% 2014	6,945	7,361
U.S. Treasury 1.25% 2015	16,750	17,159
U.S. Treasury 1.75% 2015	70,400	73,367
U.S. Treasury 1.875% 2015	22,870	23,928
U.S. Treasury 2.125% 2015	52,250	55,298
U.S. Treasury 11.25% 2015	40,340	54,173
U.S. Treasury 0.125% 20164	8,243	8,624
U.S. Treasury 1.50% 2016	70,250	72,240
U.S. Treasury 1.75% 2016	49,175	51,202
U.S. Treasury 2.00% 2016	6,500	6,841
U.S. Treasury 2.125% 2016	58,100	61,463
U.S. Treasury 2.375% 2016	22,590	24,131
U.S. Treasury 5.125% 2016	3,000	3,570
U.S. Treasury 7.50% 2016	6,250	8,244
U.S. Treasury 2.50% 2017	64,000	68,758
U.S. Treasury 3.00% 2017	23,000	25,299
U.S. Treasury 4.625% 2017	28,500	33,722
U.S. Treasury 8.875% 2017	23,250	33,246
U.S. Treasury 3.50% 2018	50,510	57,127
U.S. Treasury 2.125% 20194	11,677	13,854
U.S. Treasury 3.50% 2020	45,300	51,342
U.S. Treasury 8.75% 2020	46,950	73,345
U.S. Treasury 0.625% 20214	15,814	16,785
U.S. Treasury 2.125% 2021	26,725	26,881
U.S. Treasury 3.125% 2021	99,220	108,803
U.S. Treasury 3.625% 2021	2,000	2,283
U.S. Treasury 8.00% 2021	2,800	4,321
U.S. Treasury 7.125% 2023	30,000	44,682
U.S. Treasury 6.00% 2026	30,750	43,451
U.S. Treasury 6.25% 2030	3,080	4,652
U.S. Treasury 4.50% 2036	22,200	28,252
U.S. Treasury 5.00% 2037	2,200	3,013
U.S. Treasury 4.375% 2039	92,400	116,301
U.S. Treasury 3.875% 2040	38,750	44,975
U.S. Treasury 4.625% 2040	102,420	133,970
U.S. Treasury 2.125% 20414	311	418
U.S. Treasury 3.75% 2041	74,475	84,748
U.S. Treasury 4.75% 2041	105,300	140,653
		2,016,897

FEDERAL AGENCY BONDS & NOTES — 8.95%
Fannie Mae 6.125% 2012	10,000	10,175
Fannie Mae 0.75% 2013	67,575	67,991
Fannie Mae 1.00% 2013	75,250	76,116
Fannie Mae 3.00% 2014	4,500	4,794
Federal Home Loan Bank 0.875% 2012	48,750	49,006
Federal Home Loan Bank 1.75% 2012	57,605	58,278
Federal Home Loan Bank 1.625% 2013	19,500	19,867
Federal Home Loan Bank 3.625% 2013	10,000	10,606
Federal Home Loan Bank 2.375% 2014	16,500	17,176
Freddie Mac 1.125% 2012	35,700	35,932
Freddie Mac 2.50% 2014	13,000	13,583
Freddie Mac 3.00% 2014	22,750	24,182
Freddie Mac 1.75% 2015	33,375	34,385
Federal Farm Credit Banks, Consolidated Systemwide Designated Bonds, 1.625% 2014	33,225	34,216
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.20% 2012	10,000	10,105
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.25% 2012	17,500	17,603
United States Agency for International Development, Republic of Egypt 4.45% 2015	19,000	21,242
United States Agency for International Development, State of Israel, Class 1-A, 5.50% 2023	5,000	6,324
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 2.125% 2012	9,000	9,108
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 2.25% 2012	12,450	12,707
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp. 2.375% 2012	20,500	20,757
Tennessee Valley Authority, Series A, 3.875% 2021	4,200	4,692
Tennessee Valley Authority 5.25% 2039	9,250	11,622
United States Government Agency-Guaranteed (FDIC insured), JPMorgan Chase & Co. 2.20% 2012	15,000	15,162
Small Business Administration, Series SBIC-PS 2006-10A, Participating Securities, 5.408% 20161	3,081	3,350
Small Business Administration, Series 2001-20K, 5.34% 20211	1,239	1,354
Small Business Administration, Series 2001-20J, 5.76% 20211	603	663
Small Business Administration, Series 2001-20F, 6.44% 20211	1,926	2,130
Small Business Administration, Series 2003-20B, 4.84% 20231	5,124	5,568
United States Government Agency-Guaranteed (FDIC insured), State Street Corp. 2.15% 2012	10,000	10,083
United States Government Agency-Guaranteed (FDIC insured), Morgan Stanley 2.25% 2012	10,000	10,059
Western Corp. 1.75% 2012	2,800	2,837
		621,673

ASSET-BACKED OBLIGATIONS1 — 0.05%
PE Environmental Funding LLC, Series 2007-A, Class A-1, 4.982% 2016	991	1,043
PSE&G Transition Funding II LLC, Series 2005-1, Class A-2, 4.34% 2014	1,021	1,026
Oncor Electric Delivery Transition Bond Co. LLC, Series 2003-1, Class A-3, 4.95% 2015	823	842
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-2, 5.03% 2014	674	678
		3,589

Total bonds & notes (cost: $6,232,946,000)		6,465,967

	Principal amount	Value
Short-term securities — 21.66%	(000)	(000)

Fannie Mae 0.04%–0.14% due 12/7/2011–11/1/2012	$490,235	$490,162
Freddie Mac 0.06%–0.18% due 12/27/2011–10/17/2012	300,369	300,292
Federal Home Loan Bank 0.03%–0.15% due 2/3–4/16/2012	150,750	150,725
Chariot Funding, LLC 0.14% due 12/12–12/16/20113	126,200	126,194
General Electric Co. 0.04%–0.08% due 12/1–12/15/2011	99,200	99,199
NetJets Inc. 0.06% due 12/12–12/15/20113	87,000	86,998
Wal-Mart Stores, Inc. 0.04% due 12/12/20113	85,000	84,999
ExxonMobil Corp. 0.04% due 12/12/2011	83,200	83,199
Federal Farm Credit Banks 0.09%–0.12% due 1/18–4/10/2012	67,600	67,596
Google Inc. 0.05% due 12/9/20113	15,000	15,000

Total short-term securities (cost: $1,504,228,000)		1,504,364

Total investment securities (cost: $7,737,174,000)		7,970,331
Other assets less liabilities		(1,024,407)

Net assets		$6,945,924

1Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
2Coupon rate may change periodically.
3Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $327,855,000, which represented 4.72% of the net assets of the fund.
4Index-linked bond whose principal amount moves with a government price index.

Valuation disclosures

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.

Methods and inputs – The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund’s board of trustees. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications – The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At November 30, 2011, all of the fund’s investment securities were classified as Level 2.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$232,936
Gross unrealized depreciation on investment securities	(3,165)
Net unrealized appreciation on investment securities	229,771
Cost of investment securities for federal income tax purposes	7,740,560

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-4225 or visit the American Funds website at americanfunds.com.

MFGEFP-922-0112O-S29424

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE AMERICAN FUNDS INCOME SERIES

By /s/ Thomas H. Hogh
Thomas H. Hogh, President and Principal Executive Officer

Date: January 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Thomas H. Hogh
Thomas H. Hogh, President and Principal Executive Officer

Date: January 27, 2012

By /s/ M. Susan Gupton
M. Susan Gupton, Treasurer and Principal Financial Officer

Date: January 27, 2012